Shareholders' Equity (Tables)	12 Months Ended
Dec. 31, 2012
Shareholders' Equity [Abstract]
Schedule of stock options activity
The following table summarizes stock option activity for the year ended December 31, 2012.

Options	Shares	Weighted Average Exercise Price	Weighted Average Remaining Contractual Life	Aggregate Intrinsic Value

Outstanding at January 1, 2012	415,708	$9.01
Granted	—	$—
Exercised	9,332	$3.75
Expired/terminated	49,534	$8.25
Outstanding at December 31, 2012	356,842	$9.36	2.4	$—

Exercisable at December 31, 2012	356,842	$9.36	2.4	$—

Schedule of stock options outstanding and exercisable
Stock options outstanding and exercisable at December 31, 2012 are as follows:

Range of Exercise Prices	Number Outstanding	Weighted Average Remaining Contractual Life	Weighted Average Exercise Price

$5.25	55,287	0.4	$5.25
$7.42	11,010	1.3	$7.42
$8.91	44,424	2.2	$8.91
$10.39	229,285	3.0	$10.39
$11.28	16,836	3.8	$11.28
	356,842	2.4	$9.36